Class B Shares | DWS Blue Chip VIP
DWS BLUE CHIP VIP
INVESTMENT OBJECTIVE
The fund seeks growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - (USD $)	Class B Shares DWS Blue Chip VIP Class B
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -	Class B Shares DWS Blue Chip VIP Class B
Management fee	0.55%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.22%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.02%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class B Shares DWS Blue Chip VIP Class B	104	325	563	1,248

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2010: 146%.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to large companies in the S&P 500( (Reg. TM)) Index and that portfolio management considers to be "blue chip" companies. As of April 15, 2011, the index had a median market capitalization of $11.36 billion. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management.

While the fund invests mainly in US common stocks, it could invest up to 20% of net assets in foreign securities. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.

MANAGEMENT PROCESS. Portfolio management looks for "blue chip" companies whose stock prices portfolio management believes are attractive relative to potential growth. Portfolio management uses both quantitative techniques and fundamental analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

Portfolio management will normally sell a stock when it believes its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on or within a given industry.

DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade actively. This could raise transaction costs (thus lowering returns).

MAIN RISKS
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

PAST PERFORMANCE

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

In the bar chart and table, the performance figures for Class B prior to its inception date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class B)

Best Quarter: 18.09%, Q3 2009 Worst Quarter: -21.60%, Q4 2008 Year-to-Date as of 3/31/2011: 7.68%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2010 expressed as a %)
Average Annual Total Returns - Class B Shares DWS Blue Chip VIP	CLASS INCEPTION	1 YEAR	5 YEARS	10 YEARS
Class B	Jul. 01, 2002	13.55%	2.07%	1.50%
RUSSELL 1000 INDEX (reflects no deduction for fees, expenses or taxes)		16.10%	2.59%	1.83%